Financial instruments (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Financial Assets and Liabilities

Financial assets and liabilities (carrying value / fair value)

	As at March 31,
	2017		2018
Assets:
Cash and cash equivalents	₹	52,710	₹	44,925
Investments
Financial instrument at FVTPL		105,244		46,438
Financial instrument at FVTOCI		150,917		181,919
Financial instrument at Amortized cost		42,972		28,405
Other financial assets
Trade receivables		98,844		105,436
Unbilled revenues		45,095		42,486
Other assets		13,414		11,615
Derivative assets		9,853		1,273

	₹	519,049	₹	462,497

Liabilities:
Trade payables and other payables
Trade payables and accrued expenses	₹	65,486	₹	68,129
Other liabilities		1,195		1,057
Loans, borrowings and bank overdrafts		142,412		138,259
Derivative liabilities		2,710		2,217

	₹	211,803	₹	209,662

Summary of Offsetting Other Financial Assets and Trade Payable and Other Liabilities

The following table contains information on other financial assets and trade payable and other liabilities subject to offsetting:

	Financial assets
	Gross amounts of recognized other financial assets	Gross amounts of recognized financial liabilities set off in the balance sheet	Net amounts of recognized other financial assets presented in the balance sheet
As at March 31, 2017	162,252	(4,899)	157,353
As at March 31, 2018	165,985	(6,448)	159,537

	Financial liabilities
	Gross amounts of recognized trade payables and other payables	Gross amounts of recognized financial liabilities set off in the balance sheet	Net amounts of recognized trade payables and other payables presented in the balance sheet
As at March 31, 2017	71,580	(4,899)	66,681
As at March 31, 2018	75,634	(6,448)	69,186

Summary of Fair Value Hierarchy of Assets and Liabilities Measured at Fair Value of Recurring Basis

The following table presents fair value of hierarchy of assets and liabilities measured at fair value on a recurring basis:

Particular	As at March 31, 2017				As at March 31, 2018
	Total	Fair value measurements at reporting date			Total	Fair value measurements at reporting date
		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Assets
Derivative instruments:
Cash flow hedges	7,307	—	7,307	—	1,139	—	1,139	—
Others	2,546	—	2,120	426	134	—	134	—
Investments:
Investment in liquid and short-term mutual funds	104,675	104,675	—	—	46,438	46,438	—	—
Other investments	569	—	569	—	—	—	—	—
Investment in equity instruments	5,303	—	—	5,303	5,685	—	—	5,685
Commercial paper, Certificate of deposits and bonds	145,614	—	145,614	—	176,234	1,951	174,283	—
Liabilities
Derivative instruments:
Cash flow hedges	(55)	—	(55)	—	(1,276)	—	(1,276)	—
Others	(2,655)	—	(2,655)	—	(941)	—	(941)	—
Contingent consideration	(339)	—	—	(339)	—	—	—	—

Summary of Details of Assets and Liabilities Considered under Level 3 Classification

Details of assets and liabilities considered under Level 3 classification
	Investment in equity instruments		Derivative Assets - others		Liabilities - Contingent consideration
Balance as at April 1, 2016	₹	4,907	₹	558	₹(2,251)
Additions		620		—	—
Payouts		—		—	138
Gain/loss recognized in consolidated statement of income		—		(132)	1,546
Gain/loss recognized in foreign currency translation reserve		(41)		—	198
Gain/loss recognized in other comprehensive income		(183)		—	—
Finance expense recognized in consolidated statement of income		—		—	30

Balance as at March 31, 2017	₹	5,303	₹	426	₹(339)

Balance as at April 1, 2017	₹	5,303	₹	426	₹(339)
Additions		1,851		—	—
Payouts		—		—	164
Transferred to investment in equity accounted investee		(357)		—	—
Gain/loss recognized in consolidated statement of income		—		(426)	167
Gain/loss recognized in foreign currency translation reserve		53		—	(32)
Gain/loss recognized in other comprehensive income		(1,165)		—	—
Finance expense recognized in consolidated statement of income		—		—	40

Balance as at March 31, 2018	₹	5,685	₹	-	—

Summary of Significant Unobservable Inputs to Valuation

Description of significant unobservable inputs to valuation:

As at March 31, 2018
Items	Valuation technique	Significant unobservable input	Movement by	Increase (₹)	Decrease (₹)
Unquoted equity investments*	Third party quote	Forecast revenues	1.0%	18	(18)

As at March 31, 2017
Items	Valuation technique	Significant unobservable input	Movement by	Increase (₹)	Decrease (₹)
Unquoted equity investments*	Discounted cash flow model	Long-term growth rate	0.5%	55	(51)
Discount rate	0.5%	(93)	101
Market multiple approach	Revenue multiple	0.5	x	179	(186)

Derivative assets	Option pricing model	Volatility of comparable companies	2.5%	31	(31)
Time to liquidation event	1 year	60	(69)

Contingent consideration	Probability weighted method	Estimated revenue achievement	5.0%	56	(56)
Estimated earnings achievement	1.0%	—	—

* Carrying value of ₹3,232 and ₹1,545 as at March 31, 2017 and 2018, respectively.

Summary of Aggregate Contracted Principal Amounts of Company's Derivative Contracts Outstanding

The following table presents the aggregate contracted principal amounts of the Company’s derivative contracts outstanding:

							(in million)
	As at March 31,
	2017				2018
	Notional		Fair value		Notional		Fair value
Designated derivatives instruments
Sell : Forward contracts	USD	886	₹	3,627	USD	904	₹	951
		€228	₹	1,166		€134	₹	(531)
		£280	₹	2,475		£147	₹	(667)
	AUD	129	₹	154	AUD	77	₹	29
Range forward options contracts	USD	130	₹	106	USD	182	₹	5
		£—		—		£13	₹	5
		€—		—		€10	₹	2
Interest rate swaps	USD	—		—	USD	75	₹	(7)
Non-designated derivatives instruments
Sell : Forward contracts	USD	889	₹	1,714	USD	939	₹	(360)
		€83	₹	(4)		€58	₹	6
		£82	₹	79		£95	₹	(56)
	AUD	51	₹	3	AUD	77	₹	68
	SGD	3	₹	(3)	SGD	6	₹	(1)
	ZAR	262	₹	(17)	ZAR	132	₹	(16)
	CAD	41	₹	22	CAD	14	₹	32
	SAR	49	₹	11	SAR	62		^
	AED	69		^	AED	8		^
	PLN	31		^	PLN	36	₹	12
	CHF	—		—	CHF	6	₹	3
	QAR	—		—	QAR	11	₹	(3)
	TRY	—		—	TRY	10	₹	8
	MXN	—		—	MXN	61	₹	(6)
	NOK	—		—	NOK	34	₹	3
	OMR	—		—	OMR	3	₹	(1)
Range forward options contracts	USD	—		—	USD	50	₹	(6)
		£—		—		£20	₹	(2)
Buy : Forward contracts	USD	750	₹	(2,616)	USD	575	₹	(417)
	JPY	—		—	JPY	399	₹	6
	DKK	—		—	DKK	9	₹	(1)

^	Value is less than 1.

Summary of Activity in Cash Flow Hedging Reserve within Equity Related to all Derivative Instruments Classified as Cash Flow Hedges

The following table summarizes activity in the cash flow hedging reserve within equity related to all derivative instruments classified as cash flow hedges:

	As at March 31,
	2017		2018
Balance as at the beginning of the year	₹	2,367	₹	7,325
Deferred cancellation gain/ (loss), net		74		(6)
Changes in fair value of effective portion of derivatives		12,391		(12)
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions		(7,507)		(7,450)

Gain/(loss) on cash flow hedging derivatives, net	₹	4,958	₹	(7,468)

Balance as at the end of the year		7,325		(143)
Deferred tax thereon		(1,419)		29

Balance as at the end of the year, net of deferred tax	₹	5,906	₹	(114)

Summary of Foreign Currency Risk from Non-derivative Financial Instruments

The below table presents foreign currency risk from non-derivative financial instruments as of March 31, 2017 & 2018:

	As at March 31, 2017
	US $		Euro		Pound Sterling		Australian Dollar		Canadian Dollar		Other currencies #		Total
Trade receivables	₹	33,388	₹	4,663	₹	5,078	₹	2,547	₹	890	₹	4,218	₹	50,784
Unbilled revenues		15,839		2,801		4,454		2,024		577		2,926		28,621
Cash and cash equivalent		15,752		1,178		571		335		2		675		18,513
Other assets		1,612		1,437		190		1,568		7		360		5,174
Loans and borrowings		(58,785)		(494)		(604)		(537)		—		(509)		(60,929)
Trade payables, accrued expenses and other liabilities		(22,339)		(4,284)		(4,605)		(1,453)		(443)		(2,136)		(35,260)

Net assets/ (liabilities)	₹	(14,533)	₹	5,301	₹	5,084	₹	4,484	₹	1,033	₹	5,534	₹	6,903

	As at March 31, 2018
	US $		Euro		Pound Sterling		Australian Dollar		Canadian Dollar		Other currencies #		Total
Trade receivables	₹	32,948	₹	7,273	₹	6,585	₹	3,459	₹	990	₹	3,651	₹	54,906
Unbilled revenues		13,893		2,571		5,189		2,094		338		1,609		25,694
Cash and cash equivalent		9,144		3,791		1,685		786		34		2,241		17,681
Other assets		1,879		1,993		285		1,122		1		333		5,613
Loans and borrowings		(49,257)		(41)		(37)		(165)		—		(137)		(49,637)
Trade payables, accrued expenses and other liabilities		(23,561)		(3,474)		(5,958)		(1,516)		(652)		(2,942)		(38,103)

Net assets/ (liabilities)	₹	(14,954)	₹	12,113	₹	7,749	₹	5,780	₹	711	₹	4,755	₹	16,154

#	Other currencies reflect currencies such as Singapore Dollars, Danish Krone, etc.

Summary of Remaining Contractual Maturities of Significant Financial Liabilities at Reporting Date

The table below provides details regarding the remaining contractual maturities of significant financial liabilities at the reporting date. The amounts include estimated interest payments and exclude the impact of netting agreements, if any.

	As at March 31, 2017
			Contractual Cash Flows
	Carrying value		Less than 1 year		1-2 years		2-4years		4-7years		Total
Loans, borrowings and bank overdrafts	₹	142,412	₹	124,243	₹	14,132	₹	5,526	₹	341	₹	144,242
Trade payables and accrued expenses		65,486		65,486		—		—		—		65,486
Derivative liabilities		2,710		2,708		2		—		—		2,710
Other liabilities		1,195		341		810		—		77		1,228

	As at March 31, 2018
			Contractual Cash Flows
	Carrying value		Less than 1 year		1-2 years		2-4years		4-7years		Total
Loans, borrowings and bank overdrafts	₹	138,259	₹	95,466	₹	18,997	₹	28,190	₹	6	₹	142,659
Trade payables and accrued expenses		68,129		68,129		—		—		—		68,129
Derivative liabilities		2,217		2,210		7		—		—		2,217
Other liabilities		1,057		1,050		7						1,057

Summary of Balanced View of Liquidity and Financial Indebtedness

The balanced view of liquidity and financial indebtedness is stated in the table below. This calculation of the net cash position is used by the management for external communication with investors, analysts and rating agencies:

	As at March 31,
	2017		2018
Cash and cash equivalents	₹	52,710	₹	44,925
Investment		292,030		249,094
Loans and borrowings		(142,412)		(138,259)

	₹	202,328	₹	155,760